Survivorship Flexible Premium Adjustable Variable Life Insurance Policy
Issued by Massachusetts Mutual Life Insurance Company
Supplement dated June 11, 2001
Prospectus dated May 1, 2001

The prospectus for the policy is revised to make the following changes:

1.
Effective July 2, 2001, thirteen (13) new divisions of the Separate Account are being added to the policy. [NOTE: Initially, these new divisions will not be available with California policies.] Each division invests in a designated investment fund, as shown:

New Division Name
Deutsche VIT Small Cap Index
Goldman Sachs Capital Growth
INVESCO Technology
MML Emerging Growth
MML Growth Equity
MML Large Cap Value
MML OTC 100
MML Small Cap Growth Equity
Oppenheimer Bond
Oppenheimer High Income
Oppenheimer Main Street® Growth & Income
Oppenheimer International Growth
Templeton International Securities

Investment Fund
Deutsche VIT Small Cap Index Fund
Goldman Sachs VIT Capital Growth Fund
INVESCO VIF–Technology Fund
MML Emerging Growth Fund
MML Growth Equity Fund
MML Large Cap Value Fund
MML OTC 100 Fund
MML Small Cap Growth Equity Fund
Oppenheimer Bond Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street® Growth & Income Fund/VA
Oppenheimer International Growth Fund/VA
Templeton International Securities Fund (Class 2)

2.	Effective July 2, 2001, two new product features will be available under the policy: Dollar Cost Averaging and Portfolio Rebalancing.

3.	The section entitled “Suicide” in Part IV of the prospectus has been reworded to better reflect the wording in the policy.

There are no other changes being made at this time.

Revised Policy Prospectus Pages
Revisions to certain pages of the policy prospectus, included herein, are as follows:

1.	The Facing Page is revised to add the thirteen (13) investment funds.

2.	The Table Of Contents is revised to reference the new policy features.

3.	Pages 3 and 4, the table of Investment Management Fees and Other Expenses, is revised to include the added investment funds.

4.	Page 9 is revised to add descriptions of the Dollar Cost Averaging and Portfolio Rebalancing features. The revised pages are numbered 9 and 9a.

5.	Part III, Investment Options, on pages 17 through 20, is revised to include the new divisions and the added investment funds. The revised pages are numbered 17 through 20c.

6.	Page 23 is revised to include the reworded Suicide section.

7.	In Appendix C, Tables 1 and 2 are revised to include the performance of the new divisions and the added investment funds, respectively.

Investment Fund Prospectuses
New, effective prospectuses for the five (5) MML Series investment funds listed above are already included with your current prospectus booklet dated May 1, 2001. Please refer to your current booklet.

New, effective prospectuses for the other eight (8) investment funds listed above are included with this mailing. Please note that the Goldman Sachs prospectus includes investment funds not available through this policy.

June 11, 2001
Li2200-01-1
Survivorship Flexible Premium Adjustable Variable Life Insurance Policy*
Issued by Massachusetts Mutual Life Insurance Company

This prospectus describes a survivorship life insurance policy (the “policy”) offered by Massachusetts Mutual Life Insurance Company (“MassMutual”). While the policy is in force, it provides lifetime insurance protection on the two Insureds named in the policy. It pays a death benefit at the death of the last surviving Insured (the “second death”).

In this prospectus, “you” and “your” refer to the Owner of the policy. “We,” “us,” and “our” refer to MassMutual.

The policy provides premium payment and death benefit flexibility. It permits you to vary the frequency and amount of premium payments and to increase or decrease the death benefit. This flexibility allows you to meet changing insurance needs under a single insurance policy.

You may allocate net premiums and account value among the divisions of the Separate Account offered under this policy and a Guaranteed Principal Account (the “GPA”). Each division invests in shares of a designated investment fund. Currently, the funds listed at the right are available under this policy.†

This policy is not a deposit or obligation of, or guaranteed or endorsed by, any financial institution. It is not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency. It is also subject to investment risks, including loss of the principal amount invested.

We service the policy at our Administrative Office located at 1295 State Street, Life Customer Service Hub, Springfield, Massachusetts 01111-0001. Our telephone number is 1-800-272-2216. Our Home Office is located in Springfield, Massachusetts. Our Web site is www.massmutual.com.

This policy provides insurance protection. It is not a way to invest in mutual funds. Replacing an existing life insurance policy with this policy may not be to your advantage.

Please read this prospectus and keep it for further reference.

*Title may vary in some jurisdictions.
†	Initially the thirteen funds noted will not be available with California policies.
American Century Variable Portfolios, Inc.
•	American Century’s VP Income & Growth Fund

Deutsche Asset Management VIT Funds
•	Deutsche VIT Small Cap Index Fund†

Fidelity® Variable Insurance Products Fund II
•	Fidelity’s® VIP II Contrafund® Portfolio (Initial Class)

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs VIT Capital Growth Fund†

INVESCO Variable Investment Funds, Inc.
•	INVESCO VIF–Technology Fund†

MML Series Investment Fund
•	MML Blend Fund
•	MML Emerging Growth Fund†
•	MML Equity Fund
•	MML Equity Index Fund (Class II)
•	MML Growth Equity Fund†
•	MML Large Cap Value Fund†
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML OTC 100 Fund†
•	MML Small Cap Growth Equity Fund†
•	MML Small Cap Value Equity Fund

Oppenheimer Variable Account Funds
•	Oppenheimer Aggressive Growth Fund/VA
•	Oppenheimer Bond Fund/VA†
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer High Income Fund/VA†
•	Oppenheimer Main Street® Growth & Income Fund/VA†
•	Oppenheimer Strategic Bond Fund/VA

Panorama Series Fund, Inc.
•	Oppenheimer International Growth Fund/VA†

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Mid-Cap Growth Portfolio

Franklin Templeton Variable Insurance Products Trust
•	Templeton International Securities Fund (Class 2)†

You bear the investment risk of any account value allocated to the investment funds. The death benefit may vary, and the net surrender value will vary, depending on the investment performance of the funds.

Neither the United States Securities and Exchange Commission nor any state securities commission has approved this prospectus or determined that it is accurate or complete. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by the prospectuses for the investment funds. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that is filed with the Commission.

This prospectus is not an offer to sell the policy in any jurisdiction where it is illegal to offer the policy or to anyone to whom it is illegal to offer the policy.

EFFECTIVE MAY 1, 2001
as supplemented June 11, 2001

TABLE 1

Average Annual Total Return Rates – Divisions of the Separate Account
As of April 30, 2001

Average Annual Total Return Rates for each division are the Average Annual Total Return Rates for the underlying investment fund (See Table 2), reduced by Separate Account Mortality and Expense Risk Charge; they do not reflect policy surrender charges or other policy charges. If policy charges were deducted, the rates would be lower. In most states, the policy first became available on June 29, 1998. However, many of the investment funds were established before this date. Therefore, some of the rates shown below reflect periods before the policy first became available. Results for periods less than one year are the percentage change over the periods. Results for periods of one year and longer are in terms of effective annual compounded rates. These rates are intended to indicate the change in the division’s accumulation unit value over the stated period of time.

Because of ongoing market volatility, rates of return may be subject to substantial short-term fluctuations. Current rates may be lower than the rates shown below in the table. The rates of return shown are not necessarily indicative of future performance; actual rates may be higher or lower than those shown. As a result, an investment may later be worth more or less than the original amount invested. More-recent performance information, available on-line at www.massmutual.com, is updated monthly.

Investment Fund (Inception Date)	1 Year	5 Years	10 Years	Since Inception

American Century’s VP Income & Growth Fund (10/30/97)	(10.88)%	—	—	10.37%

Deutsche VIT Small Cap Index Fund [1,9] (8/22/97)	(3.60)	—	—	4.90

Fidelity’s® VIP II Contrafund® Portfolio (Initial Class) (1/3/95)	(13.82)	13.92%	—	18.27

Goldman Sachs VIT Capital Growth Fund [2,9] (4/30/98)	(12.66)	—	—	7.89

INVESCO VIF–Technology Fund [3,9] (5/21/97)	(49.23)	—	—	21.01

MML Blend Fund (2/3/84)	(3.18)	7.44	9.75%	11.39

MML Emerging Growth Fund [1,9] (5/1/00)	—	—	—	(35.12)

MML Equity Fund [4] (9/15/71)	2.46	10.01	12.26	13.30

MML Equity Index Fund (Class II) [5] (5/1/97)	(13.29)	—	—	12.73

MML Growth Equity Fund [1,9] (5/3/99)	(22.36)	—	—	2.15

MML Large Cap Value Fund [9] (5/1/00)	—	—	—	(6.85)

MML Managed Bond Fund (12/16/81)	11.83	7.21	7.79	9.59

MML Money Market Fund [6] (12/16/81) (7-day yield [7] 4.49%)	5.78	5.22	4.71	6.48

MML OTC 100 Fund [9] (5/1/00)	—	—	—	(51.58)

MML Small Cap Growth Equity Fund [1,9] (5/3/99)	(16.17)	—	—	15.29

MML Small Cap Value Equity Fund [1] (6/1/98)	8.26	—	—	(1.36)

Oppenheimer Aggressive Growth Fund/VA (8/15/86)	(39.45)	9.35	15.78	14.19

Oppenheimer Bond Fund/VA [9] (4/3/85)	9.60	6.05	7.37	8.73

Oppenheimer Capital Appreciation Fund/VA (4/3/85)	(9.83)	20.04	18.32	15.92

Oppenheimer Global Securities Fund/VA [2] (11/12/90)	(10.36)	18.36	15.22	14.19

Oppenheimer High Income Fund/VA [9] (4/30/86)	1.33	5.18	10.44	10.54

Oppenheimer Main Street® Growth & Income Fund/VA [9] (7/5/95)	(11.87)	11.50	—	16.77

Oppenheimer Strategic Bond Fund/VA [2] (5/3/93)	3.57	5.53	—	5.62

Oppenheimer International Growth Fund/VA [2,9] (5/13/92)	(18.15)	11.68	—	10.47

T. Rowe Price Mid-Cap Growth Portfolio (12/31/96)	0.70	—	—	15.86

Templeton International Securities Fund (Class 2) [2,8,9] (5/1/92)	(3.20)	9.89	—	11.78

[1]
Investments in small-size companies generally carry greater risk than is customarily associated with larger, more established companies for various reasons such as narrower markets, limited financial resources, susceptibility to steeper stock price fluctuations and less liquid stock.

[2]
There are special risks associated with international investing such as differences in accounting practices, political changes, and currency fluctuations. These risks are heightened in emerging markets.

[3]
Short-term performance for the INVESCO VIF–Technology Fund, as with other sector funds in general, may be more volatile than for more-diversified equity funds. Sector funds may experience rapid portfolio turnover. They are most suitable for use in the aggressive component of an investment program.

[4]	Although the MML Equity Fund commenced operations 9/15/71, the information necessary to calculate returns is available only for 1974 and later years.
[5]
Performance for MML Equity Index reflects a blended figure, combining: (a) for periods prior to Class II inception on 5/1/00, historical results of Class I Shares; and (b) beginning 5/1/00, Class II results reflecting a lower fee structure.

[6]
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or by any other federal agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

[7]
The yield quotation more closely reflects the current earnings of the money market division than the total return quotation. It is an annualized rate based on results over the last seven days of the period.

[8]
Performance for Templeton International Securities Fund reflects a blended figure, combining: (a) for periods prior to Class 2 inception on 5/1/97, historical results of Class 1 shares; and (b) beginning 5/1/97, Class 2 results reflecting an additional 12b-1 fee expense that also affects future performance. Performance prior to 5/1/00 merger reflects the historical performance of the Templeton International Fund.

[9]	These divisions are added to the policy 7/2/2001, in most states.

Appendix C

TABLE 2

Average Annual Total Return Rates – Investment Funds
As of April 30, 2001

Average Annual Total Return Rates for each fund are the actual historical rates and are determined by calculating what a $1 investment in the fund would have earned over the stated period of time. They are net of all fund management fees and other operating expenses. Results for periods less than one year are the percentage change over the periods. Results for periods of one year and longer are in terms of effective annual compounded rates. These rates do not reflect Separate Account Mortality and Expense Risk Charges or policy charges. If these charges were deducted, the rates would be lower.

Because of ongoing market volatility, rates of return may be subject to substantial short-term fluctuations. Current rates may be lower than the rates shown below in the table. The rates of return shown are not necessarily indicative of future performance; actual rates may be higher or lower than those shown. As a result, an investment may later be worth more or less than the original amount invested. More-recent performance information, available on-line at www.massmutual.com, is updated monthly.

Investment Fund (Inception Date)	1 Year	5 Years	10 Years	Since Inception

American Century’s VP Income & Growth Fund (10/30/97)	(10.88)%	—	—	10.37%

Deutsche VIT Small Cap Index Fund [1,9] (8/22/97)	(3.60)	—	—	4.90

Fidelity’s® VIP II Contrafund® Portfolio (Initial Class) (1/3/95)	(13.82)	13.92%	—	18.27

Goldman Sachs VIT Capital Growth Fund [2,9] (4/30/98)	(12.66)	—	—	7.89

INVESCO VIF–Technology Fund [3,9] (5/21/97)	(49.23)	—	—	21.01

MML Blend Fund (2/3/84)	(3.18)	7.44	9.75%	11.39

MML Emerging Growth Fund [1,9] (5/1/00)	—	—	—	(35.12)

MML Equity Fund [4] (9/15/71)	2.46	10.01	12.26	13.30

MML Equity Index Fund (Class II) [5] (5/1/97)	(13.29)	—	—	12.73

MML Growth Equity Fund [1,9] (5/3/99)	(22.36)	—	—	2.15

MML Large Cap Value Fund [9] (5/1/00)	—	—	—	(6.85)

MML Managed Bond Fund (12/16/81)	11.83	7.21	7.79	9.59

MML Money Market Fund [6] (12/16/81) (7-day yield [7] 4.49%)	5.78	5.22	4.71	6.48

MML OTC 100 Fund [9] (5/1/00)	—	—	—	(51.58)

MML Small Cap Growth Equity Fund [1,9] (5/3/99)	(16.17)	—	—	15.29

MML Small Cap Value Equity Fund [1] (6/1/98)	8.26	—	—	(1.36)

Oppenheimer Aggressive Growth Fund/VA (8/15/86)	(39.45)	9.35	15.78	14.19

Oppenheimer Bond Fund/VA [9] (4/3/85)	9.60	6.05	7.37	8.73

Oppenheimer Capital Appreciation Fund/VA (4/3/85)	(9.83)	20.04	18.32	15.92

Oppenheimer Global Securities Fund/VA [2] (11/12/90)	(10.36)	18.36	15.22	14.19

Oppenheimer High Income Fund/VA [9] (4/30/86)	1.33	5.18	10.44	10.54

Oppenheimer Main Street® Growth & Income Fund/VA [9] (7/5/95)	(11.87)	11.50	—	16.77

Oppenheimer Strategic Bond Fund/VA [2] (5/3/93)	3.57	5.53	—	5.62

Oppenheimer International Growth Fund/VA [2,9] (5/13/92)	(18.15)	11.68	—	10.47

T. Rowe Price Mid-Cap Growth Portfolio (12/31/96)	0.70	—	—	15.86

Templeton International Securities Fund (Class 2) [2,8,9] (5/1/92)	(3.20)	9.89	—	11.78

[1]
Investments in small-size companies generally carry greater risk than is customarily associated with larger, more established companies for various reasons such as narrower markets, limited financial resources, susceptibility to steeper stock price fluctuations and less liquid stock.

[2]
There are special risks associated with international investing such as differences in accounting practices, political changes, and currency fluctuations. These risks are heightened in emerging markets.

3  Short-term performance for the INVESCO VIF–Technology Fund, as with other sector funds in general, may be more volatile than for more-diversified equity funds. Sector funds may experience rapid portfolio turnover. They are most suitable for use in the aggressive component of an investment program.

[4]	Although the MML Equity Fund commenced operations 9/15/71, the information necessary to calculate returns is available only for 1974 and later years.

[5]
Performance for MML Equity Index Fund (Class II) reflects a blended figure, combining: (a) for periods prior to Class II inception on 5/1/00, historical results of Class I; and (b) beginning 5/1/00, Class II results reflecting a lower fee structure.

[6]
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or by any other federal agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

[7]	The yield quotation more closely reflects the current earnings of a money market fund than the total return quotation. It is an annualized rate based on results over the last seven days of the period.

[8]
Performance for Templeton International Securities Fund reflects a blended figure, combining: (a) for periods prior to Class 2 inception on 5/1/97, historical results of Class 1 shares; and (b) beginning 5/1/97, Class 2 results reflecting an additional 12b-1 fee expense that also affects future performance. Performance prior to 5/1/00 merger reflects the historical performance of the Templeton International Fund.

[9]	These funds are added to the policy 7/2/2001, in most states.

Appendix C